CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents	$ 1,178,752	$ 668,770
Restricted cash	458,334	526,723
Accounts receivable trade, net of allowance of $29,545 and $40,293 as of December 31, 2019 and 2020, respectively	408,958	436,815
Accounts receivable, unbilled	28,461	15,256
Amounts due from related parties	5,834	31,232
Inventories	695,981	554,070
Value added tax recoverable	102,460	108,920
Advances to suppliers-current, net of allowance of $7,222 and $5,845 as of December 31, 2019 and 2020, respectively	182,146	47,978
Derivative assets	23,351	5,547
Project assets	747,764	604,083
Prepaid expenses and other current assets	353,781	253,542
Total current assets	4,185,822	3,252,936
Restricted cash	2,629	9,927
Property, plant and equipment, net	1,157,731	1,046,035
Solar power systems, net	158,262	52,957
Deferred tax assets	170,656	153,963
Advances to suppliers, net of allowance of $13,059 and $13,855 as of December 31, 2019 and 2020, respectively	97,173	40,897
Prepaid land use rights	62,414	60,836
Investments in affiliates	78,291	152,828
Intangible assets, net	22,429	22,791
Project assets	389,702	483,051
Right-of-use assets	26,793	37,733
Other non-current assets	184,952	153,253
TOTAL ASSETS	6,536,854	5,467,207
Current liabilities:
Short-term borrowings	1,202,285	933,120
Long-term borrowings on project assets - current	198,794	286,173
Accounts payable	514,742	585,601
Short-term notes payable	710,636	544,991
Amounts due to related parties	314	10,077
Other payables	508,839	446,454
Advances from customers	189,470	134,806
Derivative liabilities	10,755	10,481
Operating lease liabilities	15,204	18,767
Other current liabilities	237,316	121,527
Total current liabilities	3,588,355	3,091,997
Accrued warranty costs	37,732	55,878
Long-term borrowings	446,090	619,477
Convertible notes	223,214
Derivative liabilities		1,841
Liability for uncertain tax positions	14,729	15,353
Deferred tax liabilities	49,080	56,463
Loss contingency accruals	26,458	28,513
Operating lease liabilities	13,232	20,718
Financing liabilities	81,871	76,575
Other non-current liabilities	163,308	75,334
TOTAL LIABILITIES	4,644,069	4,042,149
Commitments and contingencies (Note 21)
Equity:
Common shares - no par value: unlimited authorized shares, 59,371,684 and 59,820,384 shares issued and outstanding at December 31, 2019 and 2020, respectively	687,033	703,806
Treasury stock, at cost, 609,516 and nil common shares as of December 31, 2019 and 2020, respectively		(11,845)
Additional paid-in capital	(28,236)	17,179
Retained earnings	940,304	793,601
Accumulated other comprehensive loss	(28,679)	(109,607)
Total Canadian Solar Inc. shareholders' equity	1,570,422	1,393,134
Non-controlling interests in subsidiaries	322,363	31,924
TOTAL EQUITY	1,892,785	1,425,058
TOTAL LIABILITIES AND EQUITY	$ 6,536,854	$ 5,467,207